STOCKHOLDERS' EQUITY (DEFICIT) (Warrants to Purchase Common Stock) (Details)	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Stockholders Equity [Line Items]
Number of Shares To be Purchased	26,437,617	22,307,046	22,307,046
Warrant 1
Stockholders Equity [Line Items]
Number of Shares To be Purchased	397,825		3,986,429
Warrant Exercise Price per Share	0.04		0.035
Warrant Expiration Date
September 30, 2014

June 25, 2013

Warrant 2
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,750,000		397,825
Warrant Exercise Price per Share	0.10		0.0362
Warrant Expiration Date
August 16, 2015

September 30, 2014

Warrant 3
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,600,000		1,750,000
Warrant Exercise Price per Share	0.13		0.10
Warrant Expiration Date
August 16, 2015

August 16, 2015

Warrant 4
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,333,333		1,600,000
Warrant Exercise Price per Share	0.15		0.125
Warrant Expiration Date
August 16, 2015

August 16, 2015

Warrant 5
Stockholders Equity [Line Items]
Number of Shares To be Purchased	490,000		1,333,333
Warrant Exercise Price per Share	0.10		0.15
Warrant Expiration Date
October 22, 2015

August 16, 2015

Warrant 6
Stockholders Equity [Line Items]
Number of Shares To be Purchased	196,000		490,000
Warrant Exercise Price per Share	0.13		0.10
Warrant Expiration Date
October 22, 2015

October 22, 2015

Warrant 7
Stockholders Equity [Line Items]
Number of Shares To be Purchased	163,333		196,000
Warrant Exercise Price per Share	0.15		0.125
Warrant Expiration Date
October 22, 2015

October 22, 2015

Warrant 8
Stockholders Equity [Line Items]
Number of Shares To be Purchased	625,000		163,333
Warrant Exercise Price per Share	0.10		0.15
Warrant Expiration Date
November 2, 2015

October 22, 2015

Warrant 9
Stockholders Equity [Line Items]
Number of Shares To be Purchased	250,000		625,000
Warrant Exercise Price per Share	0.13		0.10
Warrant Expiration Date
November 2, 2015

November 2, 2015

Warrant 10
Stockholders Equity [Line Items]
Number of Shares To be Purchased	208,334		250,000
Warrant Exercise Price per Share	0.15		0.125
Warrant Expiration Date
November 2, 2015

November 2, 2015

Warrant 11
Stockholders Equity [Line Items]
Number of Shares To be Purchased	500,000		208,334
Warrant Exercise Price per Share	0.10		0.15
Warrant Expiration Date
November 19, 2015

November 2, 2015

Warrant 20 [Member]
Stockholders Equity [Line Items]
Number of Shares To be Purchased	200,000		500,000
Warrant Exercise Price per Share	0.13		0.10
Warrant Expiration Date
November 19, 2015

November 19, 2015

Warrant 12
Stockholders Equity [Line Items]
Number of Shares To be Purchased	166,667		200,000
Warrant Exercise Price per Share	0.15		0.125
Warrant Expiration Date
November 19, 2015

November 19, 2015

Warrant 13
Stockholders Equity [Line Items]
Number of Shares To be Purchased	5,000,000		166,667
Warrant Exercise Price per Share	0.10		0.15
Warrant Expiration Date
February 15, 2016

November 19, 2015

Warrant 14
Stockholders Equity [Line Items]
Number of Shares To be Purchased	2,200,000		240,125
Warrant Exercise Price per Share	0.13		1.25
Warrant Expiration Date
February 15, 2016

October 24, 2016

Warrant 15
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,833,333		5,000,000
Warrant Exercise Price per Share	0.15		0.10
Warrant Expiration Date
February 15, 2016

February 15, 2016

Warrant 16
Stockholders Equity [Line Items]
Number of Shares To be Purchased	240,125		2,200,000
Warrant Exercise Price per Share	1.25		0.125
Warrant Expiration Date
October 24, 2016

February 15, 2016

Warrant 17
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,166,667		1,833,333
Warrant Exercise Price per Share	0.18		0.15
Warrant Expiration Date
February 10, 2017

February 15, 2016

Warrant 18
Stockholders Equity [Line Items]
Number of Shares To be Purchased	4,392,000		1,166,667
Warrant Exercise Price per Share	0.15		0.175
Warrant Expiration Date
June 21, 2018

February 15, 2017

Warrant 19
Stockholders Equity [Line Items]
Number of Shares To be Purchased	3,725,000
Warrant Exercise Price per Share	0.12
Warrant Expiration Date
September 30, 2018